UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2024

Item 1:	Report(s) to Shareholders.

Class A

LAVLX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-16-A

08/24

Class C

LMCCX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-676-C

08/24

Class F

LMCFX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$44	0.85%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1019-F

08/24

Class F3

LOVLX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.67%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8958-F3

08/24

Class I

LMCYX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-604-I

08/24

Class P

LMCPX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	1.20%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-697-P

08/24

Class R2

LMCQX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$69	1.35%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1089-R2

08/24

Class R3

LMCRX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.25%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2063-R3

08/24

Class R4

LMCSX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.00%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8714-R4

08/24

Class R5

LMCTX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.75%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8746-R5

08/24

Class R6

LMCHX

Lord Abbett Mid-Cap Stock Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$1,144,414,549
# of Portfolio Holdings	65
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,346,934

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.02%
Consumer Discretionary	4.14%
Consumer Staples	4.93%
Energy	7.00%
Financials	18.10%
Health Care	9.99%
Industrials	23.23%
Information Technology	14.71%
Materials	6.63%
Real Estate	2.84%
Utilities	6.44%
Repurchase Agreements	0.93%
Money Market FundFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8778-R6

08/24

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL
STATEMENTS AND
OTHER IMPORTANT
INFORMATION

Lord Abbett
Mid Cap Stock Fund

For the six-month period ended June 30, 2024

Table of Contents

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

7	Statement of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

14	Notes to Financial Statements (Item 7)

24	Changes in and Disagreements with Accountants (Item 8)

24	Proxy Disclosures (Item 9)

24	Remuneration Paid to Directors, Officers, and Others (Item 10)

24	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.21%

COMMON STOCKS 99.21%

Banks 1.54%
East West Bancorp, Inc.	241,300	$17,670,399

Beverages 1.40%
Carlsberg AS Class B(a)	133,410	16,016,397

Biotechnology 1.34%
United Therapeutics Corp.*	48,190	15,350,925

Building Products 4.59%
Allegion PLC (Ireland)(b)	164,650	19,453,397
Builders FirstSource, Inc.*	104,080	14,405,713
Masco Corp.	279,650	18,644,266
Total		52,503,376

Capital Markets 5.53%
Ameriprise Financial, Inc.	47,600	20,334,244
KKR & Co., Inc.	199,520	20,997,485
Moelis & Co. Class A	385,600	21,925,216
Total		63,256,945

Chemicals 4.25%
Avient Corp.	388,330	16,950,604
Dow, Inc.	268,910	14,265,676
HB Fuller Co.	226,000	17,392,960
Total		48,609,240

Communications Equipment 1.08%
F5, Inc.*	71,640	12,338,557

Construction & Engineering 1.57%
EMCOR Group, Inc.	49,050	17,907,174

Construction Materials 2.39%
CRH PLC	218,080	16,351,638
Eagle Materials, Inc.	50,780	11,042,619
Total		27,394,257
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.54%
BJ’s Wholesale Club Holdings, Inc.*	211,060	$18,539,510
Target Corp.	148,712	22,015,325
Total		40,554,835

Electric: Utilities 4.97%
Entergy Corp.	185,690	19,868,830
FirstEnergy Corp.	516,720	19,774,874
Portland General Electric Co.	399,433	17,271,483
Total		56,915,187

Electronic Equipment, Instruments & Components 6.49%
Belden, Inc.	151,010	14,164,738
Crane NXT Co.	200,090	12,289,528
Keysight Technologies, Inc.*	119,380	16,325,215
Littelfuse, Inc.	51,240	13,096,431
TD SYNNEX Corp.	159,640	18,422,456
Total		74,298,368

Energy Equipment & Services 1.07%
Liberty Energy, Inc.	585,730	12,235,900

Ground Transportation 2.94%
Landstar System, Inc.	88,000	16,234,240
Saia, Inc.*	36,760	17,434,900
Total		33,669,140

Health Care Equipment & Supplies 1.23%
Integra LifeSciences Holdings Corp.*	484,527	14,119,117

Health Care Providers & Services 7.43%
Cencora, Inc.	105,300	23,724,090
Labcorp Holdings, Inc.	117,600	23,932,776
Molina Healthcare, Inc.*	61,530	18,292,869
Tenet Healthcare Corp.*	143,700	19,116,411
Total		85,066,146

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Insurance 11.06%
Allstate Corp.	109,990	$17,561,003
American Financial Group, Inc.	134,773	16,579,774
Arch Capital Group Ltd.*	203,640	20,545,240
Arthur J Gallagher & Co.	59,570	15,447,097
Kemper Corp.	366,240	21,729,019
RenaissanceRe Holdings Ltd.	80,071	17,896,669
White Mountains Insurance Group Ltd.	9,250	16,811,413
Total		126,570,215

Leisure Products 0.92%
Brunswick Corp.	144,430	10,510,171

Machinery 4.92%
Crane Co.	80,890	11,727,432
Cummins, Inc.	70,739	19,589,751
Parker-Hannifin Corp.	49,370	24,971,840
Total		56,289,023

Media 1.02%
Nexstar Media Group, Inc.	70,460	11,697,065

Multi-Utilities 1.47%
CMS Energy Corp.	283,250	16,861,873

Oil, Gas & Consumable Fuels 5.95%
Chesapeake Energy Corp.(c)	265,352	21,809,281
Devon Energy Corp.	488,300	23,145,420
Permian Resources Corp.	1,431,250	23,114,687
Total		68,069,388

Professional Services 6.09%
CACI International, Inc. Class A*	48,870	21,020,453
Maximus, Inc.	215,020	18,427,214
Paylocity Holding Corp.*	86,660	11,426,121
WNS Holdings Ltd. (India)*(b)	358,810	18,837,525
Total		69,711,313
Investments	Shares	Fair Value
Real Estate Management & Development 1.70%
CBRE Group, Inc. Class A*	218,080	$19,433,109

Residential REITS 1.15%
American Homes 4 Rent Class A	354,120	13,159,099

Semiconductors & Semiconductor Equipment 3.67%
Silicon Motion Technology Corp. ADR	262,789	21,283,281
Teradyne, Inc.	139,460	20,680,524
Total		41,963,805

Software 1.03%
Aspen Technology, Inc.*	59,160	11,750,951

Specialty Retail 3.23%
Academy Sports & Outdoors, Inc.	310,260	16,521,345
Best Buy Co., Inc.	241,810	20,382,165
Total		36,903,510

Technology Hardware, Storage & Peripherals 2.47%
NetApp, Inc.	219,580	28,281,904

Trading Companies & Distributors 3.17%
AerCap Holdings NV (Ireland)(b)	258,020	24,047,464
Core & Main, Inc. Class A*	249,050	12,188,507
Total		36,235,971
Total Common Stocks (cost $909,770,061)		1,135,343,360

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.97%

REPURCHASE AGREEMENTS 0.93%

Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $11,627,100 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $10,824,491; proceeds: $10,614,659 (cost $10,612,183)	$10,612,183	$10,612,183

	Shares

MONEY MARKET FUNDS 0.04%
Fidelity Government Portfolio(d) (cost $465,998)	465,998	465,998

TIME DEPOSITS 0.00%
CitiBank N.A.(d) (cost $51,778)	51,778	51,778
Total Short-Term Investments (cost $11,129,959)		11,129,959
Total Investments in Securities 100.18% (cost $920,900,020)		1,146,473,319
Other Assets and Liabilities – Net (0.18)%		(2,058,770)
Net Assets 100.00%		$1,144,414,549

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(concluded)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$16,016,397	$–	$16,016,397
Remaining Industries	1,119,326,963	–	–	1,119,326,963
Short-Term Investments
Repurchase Agreements	–	10,612,183	–	10,612,183
Money Market Funds	465,998	–	–	465,998
Time Deposits	–	51,778	–	51,778
Total	$1,119,792,961	$26,680,358	$–	$1,146,473,319

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value including $506,619 of securities loaned (cost $920,900,020)	$1,146,473,319
Cash	20
Foreign cash, at value (cost $245)	245
Receivables:
Interest and dividends	937,127
Capital shares sold	284,152
Securities lending income	1,359
Prepaid expenses and other assets	32,532
Total assets	1,147,728,754
LIABILITIES:
Payables:
12b-1 distribution plan	810,290
Capital shares reacquired	788,362
Management fee	551,053
Collateral due to broker for securities lending	517,776
Directors’ fees	427,615
Fund administration	37,855
Accrued expenses	181,254
Total liabilities	3,314,205
NET ASSETS	$1,144,414,549
COMPOSITION OF NET ASSETS:
Paid-in capital	$847,478,903
Total distributable earnings (loss)	296,935,646
Net Assets	$1,144,414,549

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2024

Net assets by class:
Class A Shares	$874,289,326
Class C Shares	$10,841,401
Class F Shares	$22,942,849
Class F3 Shares	$21,272,554
Class I Shares	$138,968,450
Class P Shares	$25,831,943
Class R2 Shares	$1,890,301
Class R3 Shares	$17,834,902
Class R4 Shares	$9,847,211
Class R5 Shares	$3,614,053
Class R6 Shares	$17,081,559
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	25,488,891
Class C Shares (200 million shares of common stock authorized, $.001 par value)	348,167
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	675,020
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	620,423
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	4,090,984
Class P Shares (200 million shares of common stock authorized, $.001 par value)	784,595
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	56,252
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	526,626
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	287,943
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	106,446
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	498,368
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$34.30
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$36.39
Class C Shares-Net asset value	$31.14
Class F Shares-Net asset value	$33.99
Class F3 Shares-Net asset value	$34.29
Class I Shares-Net asset value	$33.97
Class P Shares-Net asset value	$32.92
Class R2 Shares-Net asset value	$33.60
Class R3 Shares-Net asset value	$33.87
Class R4 Shares-Net asset value	$34.20
Class R5 Shares-Net asset value	$33.95
Class R6 Shares-Net asset value*	$34.28

*	Net asset value may not recalculate due to rounding of fractional shares.

6	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $79,344)	$9,670,201
Securities lending net income	8,698
Interest and other	162,323
Interest earned from Interfund Lending (See Note 9)	1,639
Total investment income	9,842,861
Expenses:
Management fee	3,346,934
12b-1 distribution plan–Class A	1,096,387
12b-1 distribution plan–Class C	59,431
12b-1 distribution plan–Class F	11,858
12b-1 distribution plan–Class P	58,634
12b-1 distribution plan–Class R2	5,574
12b-1 distribution plan–Class R3	45,402
12b-1 distribution plan–Class R4	12,345
Shareholder servicing	466,501
Fund administration	229,962
Registration	89,986
Reports to shareholders	43,587
Professional	28,665
Directors’ fees	20,567
Custody	7,059
Other	58,933
Gross expenses	5,581,825
Fees waived and expenses reimbursed (See Note 3)	(7,059)
Net expenses	5,574,766
Net investment income	4,268,095
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	69,815,117
Net realized gain (loss) on foreign currency related transactions	(1,478)
Net change in unrealized appreciation/depreciation on investments	1,663,553
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(7,159)
Net realized and unrealized gain (loss)	71,470,033
Net Increase in Net Assets Resulting From Operations	$75,738,128

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$4,268,095	$8,441,579
Net realized gain (loss) on investments and foreign currency related transactions	69,813,639	7,122,882
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,656,394	139,932,686
Net increase in net assets resulting from operations	75,738,128	155,497,147
Distributions to Shareholders
Class A	–	(10,607,158)
Class C	–	(108,249)
Class F	–	(345,570)
Class F3	–	(314,530)
Class I	–	(1,942,074)
Class P	–	(281,239)
Class R2	–	(16,136)
Class R3	–	(179,478)
Class R4	–	(117,596)
Class R5	–	(52,178)
Class R6	–	(237,616)
Total distribution to shareholders	–	(14,201,824)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	26,801,949	111,423,010
Reinvestment of distributions	–	12,849,932
Cost of shares reacquired	(79,072,310)	(216,222,913)
Net decrease in net assets resulting from capital share transactions	(52,270,361)	(91,949,971)
Net increase in net assets	23,467,767	49,345,352
NET ASSETS:
Beginning of period	$1,120,946,782	$1,071,601,430
End of period	$1,144,414,549	$1,120,946,782

8	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2024(c)	$32.11	$ 0.12	$ 2.07		$ 2.19	$ –	$ –	$ –
12/31/2023	28.15	0.23	4.12		4.35	(0.17)	(0.22)	(0.39)
12/31/2022	34.35	0.33	(4.17)		(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	29.02	0.25	8.01		8.26	(0.27)	(2.66)	(2.93)
12/31/2020	28.59	0.32	0.46	(f)	0.78	(0.35)	–	(0.35)
12/31/2019	24.01	0.30	5.19		5.49	(0.25)	(0.66)	(0.91)
Class C
6/30/2024(c)	29.26	(0.01)	1.89		1.88	–	–	–
12/31/2023	25.72	0.01	3.75		3.76	–	(0.22)	(0.22)
12/31/2022	31.59	0.09	(3.84)		(3.75)	(0.06)	(2.06)	(2.12)
12/31/2021	26.88	–	7.39		7.39	(0.02)	(2.66)	(2.68)
12/31/2020	26.47	0.12	0.40	(f)	0.52	(0.11)	–	(0.11)
12/31/2019	22.29	0.09	4.81		4.90	(0.06)	(0.66)	(0.72)
Class F
6/30/2024(c)	31.80	0.14	2.05		2.19	–	–	–
12/31/2023	27.86	0.25	4.11		4.36	(0.20)	(0.22)	(0.42)
12/31/2022	34.02	0.37	(4.13)		(3.76)	(0.34)	(2.06)	(2.40)
12/31/2021	28.76	0.30	7.94		8.24	(0.32)	(2.66)	(2.98)
12/31/2020	28.34	0.35	0.46	(f)	0.81	(0.39)	–	(0.39)
12/31/2019	23.80	0.34	5.16		5.50	(0.30)	(0.66)	(0.96)
Class F3
6/30/2024(c)	32.05	0.18	2.06		2.24	–	–	–
12/31/2023	28.07	0.33	4.12		4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.24	0.44	(4.16)		(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.92	0.37	7.97		8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.46	0.40	0.48	(f)	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39	5.18		5.57	(0.33)	(0.66)	(0.99)
Class I
6/30/2024(c)	31.76	0.16	2.05		2.21	–	–	–
12/31/2023	27.84	0.30	4.09		4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.01	0.40	(4.13)		(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.76	0.33	7.93		8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.33	0.37	0.47	(f)	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.37	5.16		5.53	(0.33)	(0.66)	(0.99)
Class P
6/30/2024(c)	30.86	0.08	1.98		2.06	–	–	–
12/31/2023	27.06	0.16	3.97		4.13	(0.11)	(0.22)	(0.33)
12/31/2022	33.13	0.26	(4.03)		(3.77)	(0.24)	(2.06)	(2.30)
12/31/2021	28.07	0.18	7.74		7.92	(0.20)	(2.66)	(2.86)
12/31/2020	27.67	0.26	0.43	(f)	0.69	(0.29)	–	(0.29)
12/31/2019	23.25	0.23	5.04		5.27	(0.19)	(0.66)	(0.85)

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$34.30	6.82	(d)	1.00	(e)	1.00	(e)	0.71	(e)	$874,289	28	(d)
32.11	15.50		1.03		1.03		0.77		857,001	41
28.15	(11.06)		1.01		1.01		1.08		808,839	40
34.35	28.88		0.98		0.98		0.74		1,002,000	61
29.02	2.73		1.02		1.02		1.26		851,886	63
28.59	22.91		0.98		0.98		1.08		978,197	69

31.14	6.43	(d)	1.75	(e)	1.75	(e)	(0.04	)(e)	10,841	28	(d)
29.26	14.66		1.78		1.78		0.02		12,577	41
25.72	(11.76)		1.76		1.76		0.33		23,867	40
31.59	27.96		1.73		1.73		(0.01)		35,761	61
26.88	1.94		1.78		1.78		0.51		33,469	63
26.47	22.04		1.73		1.73		0.36		54,897	69

33.99	6.89	(d)	0.85	(e)	0.85	(e)	0.86	(e)	22,943	28	(d)
31.80	15.69		0.88		0.88		0.87		23,333	41
27.86	(10.93)		0.85		0.85		1.19		62,473	40
34.02	29.09		0.83		0.83		0.89		135,505	61
28.76	2.86		0.88		0.88		1.41		120,942	63
28.34	23.14		0.83		0.83		1.25		146,125	69

34.29	6.99	(d)	0.67	(e)	0.67	(e)	1.04	(e)	21,273	28	(d)
32.05	15.94		0.68		0.68		1.11		21,250	41
28.07	(10.78)		0.67		0.67		1.42		19,312	40
34.24	29.29		0.64		0.64		1.07		24,037	61
28.92	3.11		0.68		0.68		1.61		21,165	63
28.46	23.36		0.66		0.66		1.42		23,828	69

33.97	6.96	(d)	0.75	(e)	0.75	(e)	0.97	(e)	138,968	28	(d)
31.76	15.80		0.78		0.78		1.03		132,185	41
27.84	(10.85)		0.75		0.75		1.31		86,662	40
34.01	29.19		0.73		0.73		0.99		212,934	61
28.76	3.00		0.77		0.77		1.46		196,164	63
28.33	23.26		0.73		0.73		1.36		407,723	69

32.92	6.71	(d)	1.20	(e)	1.20	(e)	0.51	(e)	25,832	28	(d)
30.86	15.27		1.23		1.23		0.57		25,777	41
27.06	(11.27)		1.21		1.21		0.88		26,568	40
33.13	28.64		1.18		1.18		0.54		34,019	61
28.07	2.51		1.23		1.23		1.06		31,575	63
27.67	22.69		1.19		1.19		0.88		39,511	69

See Notes to Financial Statements.	11

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2024(c)	$31.52	$0.06	$ 2.02		$ 2.08	$ –	$ –	$ –
12/31/2023	27.64	0.12	4.05		4.17	(0.07)	(0.22)	(0.29)
12/31/2022	33.79	0.22	(4.11)		(3.89)	(0.20)	(2.06)	(2.26)
12/31/2021	28.58	0.13	7.88		8.01	(0.14)	(2.66)	(2.80)
12/31/2020	28.16	0.22	0.45	(f)	0.67	(0.25)	–	(0.25)
12/31/2019	23.54	0.18	5.10		5.28	– (g)	(0.66)	(0.66)
Class R3
6/30/2024(c)	31.75	0.08	2.04		2.12	–	–	–
12/31/2023	27.83	0.15	4.08		4.23	(0.09)	(0.22)	(0.31)
12/31/2022	33.99	0.25	(4.13)		(3.88)	(0.22)	(2.06)	(2.28)
12/31/2021	28.74	0.17	7.92		8.09	(0.18)	(2.66)	(2.84)
12/31/2020	28.32	0.25	0.44	(f)	0.69	(0.27)	–	(0.27)
12/31/2019	23.78	0.23	5.15		5.38	(0.18)	(0.66)	(0.84)
Class R4
6/30/2024(c)	32.02	0.12	2.06		2.18	–	–	–
12/31/2023	28.07	0.23	4.12		4.35	(0.18)	(0.22)	(0.40)
12/31/2022	34.27	0.33	(4.17)		(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	28.92	0.24	7.99		8.23	(0.22)	(2.66)	(2.88)
12/31/2020	28.50	0.31	0.46	(f)	0.77	(0.35)	–	(0.35)
12/31/2019	23.93	0.30	5.19		5.49	(0.26)	(0.66)	(0.92)
Class R5
6/30/2024(c)	31.75	0.16	2.04		2.20	–	–	–
12/31/2023	27.83	0.30	4.09		4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.00	0.40	(4.13)		(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.75	0.34	7.92		8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.32	0.38	0.46	(f)	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.38	5.14		5.52	(0.33)	(0.66)	(0.99)
Class R6
6/30/2024(c)	32.04	0.18	2.06		2.24	–	–	–
12/31/2023	28.06	0.33	4.12		4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.23	0.44	(4.16)		(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.91	0.37	7.97		8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.45	0.40	0.48	(f)	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39	5.17		5.56	(0.33)	(0.66)	(0.99)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Amount less than $0.01.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$33.60	6.60	(d)	1.35	(e)	1.35	(e)	0.37	(e)	$1,890	28	(d)
31.52	15.12		1.38		1.38		0.42		1,772	41
27.64	(11.40)		1.36		1.36		0.74		1,800	40
33.79	28.46		1.33		1.33		0.39		2,054	61
28.58	2.37		1.38		1.38		0.91		1,791	63
28.16	22.46		1.33		1.33		0.70		2,510	69

33.87	6.68	(d)	1.25	(e)	1.25	(e)	0.46	(e)	17,835	28	(d)
31.75	15.25		1.28		1.28		0.52		17,682	41
27.83	(11.31)		1.26		1.26		0.83		16,486	40
33.99	28.58		1.23		1.23		0.49		22,910	61
28.74	2.46		1.28		1.28		1.01		20,618	63
28.32	22.65		1.23		1.23		0.84		26,024	69

34.20	6.81	(d)	1.00	(e)	1.00	(e)	0.72	(e)	9,847	28	(d)
32.02	15.53		1.03		1.03		0.77		9,648	41
28.07	(11.09)		1.01		1.01		1.09		8,032	40
34.27	28.90		0.98		0.98		0.73		8,477	61
28.92	2.71		1.03		1.03		1.26		17,417	63
28.50	22.96		0.98		0.98		1.09		18,203	69

33.95	6.93	(d)	0.75	(e)	0.75	(e)	0.97	(e)	3,614	28	(d)
31.75	15.81		0.78		0.78		1.02		3,400	41
27.83	(10.85)		0.76		0.76		1.33		3,358	40
34.00	29.20		0.73		0.73		1.00		4,211	61
28.75	3.00		0.78		0.78		1.52		3,654	63
28.32	23.22		0.73		0.73		1.38		3,951	69

34.28	6.96	(d)	0.67	(e)	0.67	(e)	1.04	(e)	17,082	28	(d)
32.04	15.95		0.68		0.68		1.11		16,322	41
28.06	(10.79)		0.67		0.67		1.42		14,204	40
34.23	29.30		0.64		0.64		1.07		19,102	61
28.91	3.11		0.68		0.68		1.62		16,603	63
28.45	23.32		0.66		0.66		1.42		23,949	69

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When

Notes to Financial Statements (unaudited)(continued)

valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of 0.58% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $7,059 of fund administration fees during the six months ended June 30, 2024:

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2024:

Distributor Commissions	Dealers’ Concessions
$12,063	$67,949

Notes to Financial Statements (unaudited)(continued)

The Distributor received CDSCs of $0 and $66 for Class A and Class C shares, respectively, for the six months ended June 30, 2024.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$ –	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$ –	$14,201,824	$ –	$ –	$14,201,824

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Mid Cap Stock Fund	$ –	$ –	$ –

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mid Cap Stock Fund	$921,978,187	$250,163,706	$(25,668,574)	$224,495,132

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$314,888,133	$357,684,035

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$10,612,183	$–	$10,612,183
Total	$10,612,183	$–	$10,612,183

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$10,612,183	$–	$–	$(10,612,183)	$–
Total	$10,612,183	$–	$–	$(10,612,183)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

8.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income
$13,137,770	4.57%	$1,639

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the

Notes to Financial Statements (unaudited)(continued)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$506,619	$517,776

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more

Notes to Financial Statements (unaudited)(continued)

vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objectives.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited	)	Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	283,238	$9,586,407	1,420,507	$42,407,437
Reinvestment of distributions	—	—	305,309	9,668,053
Shares reacquired	(1,480,987)	(49,998,769)	(3,773,336)	(111,816,038)
Decrease	(1,197,749)	$(40,412,362)	(2,047,520)	$(59,740,548)
Class C Shares
Shares sold	8,158	$249,237	63,851	$1,768,650
Reinvestment of distributions	—	—	3,720	106,076
Shares reacquired	(89,802)	(2,766,431)	(565,567)	(15,006,887)
Decrease	(81,644)	$(2,517,194)	(497,996)	$(13,132,161)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2024 (unaudited	)	Year Ended December 31, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	11,821	$399,930	34,761	$1,005,266
Reinvestment of distributions	—	—	9,801	306,414
Shares reacquired	(70,594)	(2,386,276)	(1,553,308)	(46,011,934)
Decrease	(58,773)	$(1,986,346)	(1,508,746)	$(44,700,254)
Class F3 Shares
Shares sold	31,951	$1,083,504	70,691	$2,059,054
Reinvestment of distributions	—	—	9,930	314,530
Shares reacquired	(74,606)	(2,526,119)	(105,654)	(3,104,402)
Decrease	(42,655)	$(1,442,615)	(25,033)	$(730,818)
Class I Shares
Shares sold	315,101	$10,522,918	1,730,846	$51,211,498
Reinvestment of distributions	—	—	55,045	1,729,276
Shares reacquired	(385,605)	(12,922,016)	(736,788)	(21,488,444)
Increase (decrease)	(70,504)	$(2,399,098)	1,049,103	$31,452,330
Class P Shares
Shares sold	44,147	$1,428,880	175,307	$4,960,104
Reinvestment of distributions	—	—	9,225	280,074
Shares reacquired	(94,957)	(3,082,531)	(330,856)	(9,366,932)
Decrease	(50,810)	$(1,653,651)	(146,324)	$(4,126,754)
Class R2 Shares
Shares sold	3,096	$102,824	9,931	$285,577
Reinvestment of distributions	—	—	514	15,927
Shares reacquired	(3,072)	(104,666)	(19,349)	(551,679)
Increase (decrease)	24	$(1,842)	(8,904)	$(250,175)
Class R3 Shares
Shares sold	26,726	$896,969	106,458	$3,136,113
Reinvestment of distributions	—	—	5,754	179,477
Shares reacquired	(57,094)	(1,926,084)	(147,555)	(4,278,606)
Decrease	(30,368)	$(1,029,115)	(35,343)	$(963,016)
Class R4 Shares
Shares sold	17,136	$577,678	65,383	$1,925,708
Reinvestment of distributions	—	—	2,748	86,837
Shares reacquired	(30,523)	(1,033,450)	(52,927)	(1,536,527)
Increase (decrease)	(13,387)	$(455,772)	15,204	$476,018
Class R5 Shares
Shares sold	8,059	$270,029	15,927	$467,573
Reinvestment of distributions	—	—	370	11,541
Shares reacquired	(8,709)	(292,941)	(29,859)	(887,424)
Decrease	(650)	$(22,912)	(13,562)	$(408,310)
Class R6 Shares
Shares sold	49,361	$1,683,573	73,029	$2,196,030
Reinvestment of distributions	—	—	4,788	151,727
Shares reacquired	(60,470)	(2,033,027)	(74,606)	(2,174,040)
Increase (decrease)	(11,109)	$(349,454)	3,211	$173,717

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five- and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance and changes to the Fund’s portfolio management team. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 28, 2024

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: August 28, 2024